Annual Fund Operating Expenses	Jun. 30, 2025
Palmer Square Credit Opportunities ETF | Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	0.52%	[1]
Palmer Square CLO Senior Debt ETF | Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.21%	[2]
Palmer Square CLO Debt ETF | Palmer Square CLO Debt ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[3],[4]
Expenses (as a percentage of Assets)	0.45%	[3]

[1]	The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.
[2]	The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.
[3]	The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.